COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
COMMON STOCK

COMMON STOCK

Common Stock

In May 2012, the Company received proceeds of $155,000 upon the sale of 4,650,000 shares of its restricted common stock. The shares of common stock were sold for $0.0333 per share.

On June 10, 2012 the Company issued 1,500,000 shares of restricted common stock for future services pursuant to a Business Development and Consulting Agreement (“BDCA”). Additionally, the Consultant received $10,000 and will also be compensated a five percent (5%) override on all residual income for the life of any business development contracts executed by the Company. The shares were valued at $50,000 ($0.0333 per share) and are being amortized over the one year term of the BDCA, accordingly the Company expensed $18,750 (included in stock based compensation) for the nine months ended September 30, 2012

Also on June 10, 2012, the Company issued 1,851,000 shares of restricted common stock for services. Of the shares issued 366,000 where issued to the Company’s CFO, 750,000 shares were issued for legal services and 735,000 were issued for office administration services. All of these shares were valued at $0.0333 per share, the price that the Company sold shares of its common stock in its’ recent private placement. The Company has included $61,700 in stock based compensation for the nine months ended September 30, 2012, related to these issuances.

On June 20, 2012 the board of directors approved a stock dividend whereby the Company will issue two (2) additional shares of common stock for each share of common stock outstanding. Accordingly, the Company issued 12,000,000 shares of common stock (the “Dividend Shares”) on July 5th, 2012. Subsequent to the issuance of the Dividend Shares, the Company had 18,000,000 shares of common stock issued and outstanding.

On August 1, 2012 the Board of Directors of the Company authorized the Company to issue 100,000 shares of restricted common stock to Dr. James Canton, for his transfer to the Company, of patent pending technology regarding transactional services. The patent pending technology allows users to effect transactions such as purchasing goods, obtaining information, insurance or personal services using networks such as the Internet.

On August 1, 2012 the Company issued 500,000 shares of restricted common stock to PayVentures, LLC, pursuant to a series of agreements (see Note 9).

In September 2012, the Company received proceeds of $75,000 upon the sale of 300,000 shares of its restricted common stock. The shares of common stock were sold for $0.25 per share.

Options

Effective August 1, 2012 the Company adopted the 2012 Equity Incentive Plan (the “2012 Plan”) whereby the Company has reserved five million shares of common stock to be available for grants pursuant to the 2012 Plan.

Effective August 1, 2012, the Company entered into two Advisory Board Agreements (“ABA”) pursuant to which, the Company granted to each of Dr. James Canton and Mr. Scott Climes a non-qualified stock option to purchase 800,000 shares of common stock of the Company at an exercise price of $0.30 per share. The options were granted under the 2012 Plan and have a three year term. Mr. Climes is now a member of the board of directors of the Company and Dr. Canton is the Chairman of the board of directors of the Company. Pursuant to each ABA, 200,000 options immediately vested and an additional 50,000 vest under each APA at the end August 2012 and for the following eleven months, as long as Messrs. Climes and Canton remain as a director.

A summary of the activity of options for the nine months ended September 30, 2012 is as follows:

	Options	Weighted-Average exercise price	Weighted- Average grant date fair value
Balance January 1, 2012	—	$—	$—
Options granted	1,600,000	0.30	0.21
Outstanding as of September 30, 2012	1,600,000	0.30	0.21
Exercisable as of September 30, 2012	600,000	0.30	0.21

The fair value for these options was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

Expected Volatility	167%
Expected Dividend Yield	0%
Expected Life (Term)	3 years
Risk-Free Interest Rate	0.30%

During the nine months ended September 30, 2012 a total of 600,000 of the options vested and the Company recognized $126,000 of stock based compensation. Beginning in October 2012 through July 2013, 100,000 options will vest each month and the Company will recognize an additional $21,000 of stock based compensation expense monthly. As of September 30, 2012, the remaining term of the options is 2.83 years, and 3,400,000 options are available for future grants under the 2012 Plan.

COMMON STOCK

In June 2011, the Company sold 210,000 shares of its common stock pursuant to a private placement memorandum to accredit investors. The Company sold the shares at $0.033 per share and accordingly received $7,000.

In August 2011, the Company sold 255,000 shares of its common stock pursuant to a private placement memorandum to accredited investors. The Company sold the shares at $0.033 per share and accordingly received $8,500.

On October 1 2011 the Company issued 5,250,000 shares of its common stock to Mediswipe, Inc., the Company’s Parent Company.

On October 1, 2011, 800 the Company issued 3,000,000 shares of common stock to its CEO and 534,000 shares of its common stock to its CFO, as compensation for services rendered. The shares were valued at $0.033 per share, the price that the Company sold shares of its common stock in a private placement. Accordingly the Company has included $117,800 of stock compensation expense for the year ended December 31, 2011.

Subsequent to December 31, 2011, the Company issued 3,851,000 shares of restricted common stock for services, 100,000 shares of restricted common stock for patent rights and 5,050,000 shares of restricted common stock for cash (see Note 11).